Goodwill and Other Intangible Assets, Net (Tables)	6 Months Ended
Jun. 30, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of other intangible assets
	June 30, 2021	December 31, 2020	Weighted average amortization period

Cost:
Brand name	946	946	4.1
Customer list	2,450	2,450	2.5
Software	111	111	3
Customer relationship	728	728	7
Backlog	90	90

	4,325	4,325
Accumulated amortization and impairments:
Brand name	946	946
Customer list	2,450	2,450
Software	111	111
Customer relationship	698	688
Backlog	90	90

	4,295	4,285

Amortized cost	$30	$40

Schedule of carrying amount of goodwill
Goodwill
Balance as of December 31, 2019	5,147
Changes during six months ended June 30, 2020 :
Impairment of Goodwill	(471)
Balance as of June 30, 2020	$4,676